Statements of Changes in Net Assets Available for Benefits - EBP 030 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions
Interest and dividends	$ 37,166	$ 24,341
Net appreciation in fair value of investments	896,704	602,777
Total	933,870	627,118
Contributions:
Participants	245,594	221,744
Employer	171,972	153,828
Participant rollovers	20,187	14,993
Total contributions	437,753	390,565
Total additions	1,371,623	1,017,683
Deductions
Benefit payments	672,693	605,225
Administrative and other expenses	1,766	1,694
Total deductions	674,459	606,919
Net increase	697,164	410,764
Beginning of year	6,125,127	5,714,363
End of year	$ 6,822,291	$ 6,125,127